Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,556.6
Goodwill	1,621.2	$ 1,556.6
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,734.6	2,006.1
Acquisitions	96.3	16.3
Disposals	(120.2)	(194.4)
Impact of foreign exchange	88.5	(93.4)
Goodwill	1,799.2	1,734.6
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(178.0)	(178.0)
Impairment of goodwill	(53.0)
Disposals	53.0
Goodwill	$ (178.0)	$ (178.0)